STOCKHOLDERS' EQUITY - Schedule of Stock Option Activity (Details) (Stock Options, USD $)	0 Months Ended				9 Months Ended
	Jun. 18, 2012	Mar. 06, 2012	Feb. 09, 2012	Jul. 22, 2011	Sep. 30, 2012
Stock Options
Balance at December 31, 2011					3,548,000
Granted	2,700,000	1,100,000	10,000,000	2,248,000	32,250,000
Exercised
Forfeited					(500,000)
Cancelled
Balance outstanding at September 30, 2012					35,298,000
Exercisable at September 30, 2012					31,712,267
Options expected to vest					3,585,733
Balance at December 31, 2011					$ 1.11
Granted					$ 0.39
Exercised
Forfeited					$ 0.81
Cancelled
Balance outstanding at September 30, 2012					$ 0.46
Exercisable at September 30, 2012					$ 0.46
Weighted average fair value of options granted during the period	$ 0.28	$ 0.41	$ 0.45	$ 1.11	$ 0.36
Balance at December 31, 2011					8 years 5 months 12 days
Granted					10 years
Forfeited					8 years 7 months 2 days
Balance outstanding at September 30, 2012					9 years 4 months 10 days